ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2025
Class of Stock Disclosures [Abstract]
Summary of Treasury Stock Transactions

The following is a summary of the Company’s treasury stock transactions during the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Ordinary shares repurchased	—	413,214	10,656,794
ADS equivalent shares repurchased	—	179,658	4,633,389
Treasury shares used for issuance of ordinary shares for vesting of RSUs and exercise of stock options	1,258,737	2,252,047	3,722,394